PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated GNMA Trust. The report covers the six-month reporting period ended July 31, 1997, and includes the trust's investment review, portfolio holdings, and financial statements.

In pursuit of current income, the trust's portfolio invests primarily in a diversified portfolio of Government National Mortgage Association ("GNMA") securities. Dividends paid by the trust during this reporting period totaled $0.37 per share for Institutional Shares and $0.36 per share for Institutional Service Shares. Total net returns for Institutional Shares and Institutional Service Shares were 4.68%* and 4.57%,* respectively. The trust's total net assets stood at $1.2 billion on the last day of the reporting period.

Thank you for selecting Federated GNMA Trust as a prudent, professionally managed way to pursue investment income. Your questions and comments are always welcome.

Sincerely,

[Graphic]

Glen R. Johnson
President
September 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

The Federated GNMA Trust (the "Trust"), is designed for shareholders seeking participation in a professionally managed portfolio of GNMA mortgage-backed securities guaranteed as to the payment of principal and interest by the U.S. government. (Trust shares are not guaranteed.) The Trust offers daily liquidity, credit control and other advantages over comparable Treasury securities, while at the same time allowing investors to avoid the complexities of managing a portfolio of mortgage-backed securities. Shareholders hold an interest in a diversified portfolio managed under a set of highly conservative disciplines.

Current portfolio strategy targets an effective duration of 3.0 years, which is neutral to the Lehman GNMA single-family aggregate market weighted average effective duration.* The asset allocation mix reflects a blend of GNMA mortgage-backed securities with a diversified range of coupons averaging 7.8%. During the semi-annual reporting period, the Trust took the opportunity to selectively add mortgage-backed securities with favorable convexity characteristics. In particular, seasoned discount GNMA securities were added to the portfolio in lieu of newly originated discount securities. GNMA securities are comprised of low- to moderate-income borrowers. This typical borrower has experienced several consecutive years of strong home price appreciation, particularly in the Midwest. Since the financial position of these borrowers is largely determined by the amount of equity they have in their homes, the "paper wealth effect" has been created. Given the current state of near record levels of consumer confidence and historically attractive levels of home affordability, the discount GNMA sector has experienced very attractive returns. This portfolio strategy, during the semi-annual reporting period, produced a net total rate of return of 4.68%** on the Institutional Shares and 4.57%** for the Institutional Service Shares versus the Lehman Brothers GNMA Index* return of 5.12%.

Overall, our view on the mortgage-backed securities market is one of fair value when viewed from a historical perspective. The tight spreads in other fixed-income markets combined with the general desire for higher yields portrays a favorable outlook for the mortgage-backed securities market moving through the remainder of 1997. The one caveat to this outlook for mortgages would be a pickup in volatility.

As of July 31, 1997, total net assets were $1.2 billion and the average 30-day net yield as calculated under Securities and Exchange Commission guidelines was 6.59% for Institutional Shares and 6.41% for Institutional Service Shares.** Rated AAAf by Standard & Poor's for credit qualities, the Trust remains committed to competitive yields and daily liquidity.***

* The Lehman Brothers GNMA Index is a total, comprehensive GNMA index comprised of 30-year GNMA pass-throughs, 15-year GNMA pass-throughs, and GNMA GPM's. This index is unmanaged and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** An AAAf rating means that the Trust's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS

JULY 31, 1997 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               VALUE
 LONG-TERM GOVERNMENT OBLIGATIONS--98.4%
                         (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--98.4%
 $           17,122,903  6.000%, 12/15/2023                                        $     16,480,794
            123,907,792  6.500%, 10/15/2023 - 5/15/2024                                 122,395,919
            255,147,053  7.000%, 5/15/2023 - 10/15/2024                                 256,315,025
            322,395,150  7.500%, 5/15/2022 - 10/15/2026                                 329,438,917
            174,367,637  8.000%, 3/15/2017 - 7/15/2026                                  181,310,405
             49,229,938  8.500%, 10/15/2017 - 2/15/2022                                  52,079,638
             77,355,337  9.000%, 6/15/2016 - 12/15/2026                                  83,361,164
             52,958,990  9.500%, 5/15/2016 - 10/15/2026                                  57,597,382
             16,200,000 (b)10.000%, 12/15/2026                                           17,789,544
             12,517,522  10.000%, 1/15/2018 - 1/15/2026                                  13,759,897
              5,615,596  10.500%, 1/15/2016 - 8/15/2019                                   6,223,281
             12,059,562  11.000%, 12/15/2009 - 10/15/2019                                13,603,345
             10,180,549  11.500%, 4/15/2010 - 4/15/2016                                  11,626,647
             16,390,506  12.000%, 7/15/2011 - 12/15/2015                                 19,009,627
              7,011,014  12.500%, 1/15/2010 - 10/15/2015                                  8,191,559
                881,248  13.000%, 12/15/2010 - 3/15/2015                                  1,035,030
              1,237,330  13.500%, 5/15/2010 - 8/15/2014                                   1,454,359
                          TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                          (IDENTIFIED COST $1,162,942,656)                            1,191,672,533





FEDERATED GNMA TRUST

    PRINCIPAL
       AMOUNT                                                                            VALUE
 (C)REPURCHASE AGREEMENTS--4.2%
 $           34,835,000  BT Securities Corp., 5.790%, dated 7/31/1997, due         $     34,835,000
                         8/1/1997
             16,000,000 (d)Goldman Sachs Group, 5.510%, dated 7/22/1997,
                         due 8/25/1997                                                   16,000,000
                          TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                50,835,000
                          TOTAL INVESTMENTS (IDENTIFIED COST $1,213,777,656)(E)    $  1,242,507,533

(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Pass-Through Securities (based upon Federal Housing Authority/Veterans Administration historical experience) are less than the stated maturities.

(b) Indicates securities subject to dollar roll transactions.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in the transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,213,777,656. The net unrealized appreciation of investments on a federal tax basis amounts to $28,729,877, which is comprised of $32,805,542 appreciation and $4,075,665 depreciation at July 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($1,211,653,320) at July 31, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and
 tax cost $1,213,777,656)                                                         $   1,242,507,533
 Income receivable                                                                        7,428,934
 Receivable for investments sold                                                            349,555
 Receivable for shares sold                                                               1,744,551
   Total assets                                                                       1,252,030,573
 LIABILITIES:
 Payable for investments purchased                                  $  13,799,848
 Payable for shares redeemed                                              163,924
 Income distribution payable                                            6,554,075
 Payable to Bank                                                        1,737,374
 Payable for dollar roll transactions                                  17,839,934
 Accrued expenses                                                         282,098
   Total liabilities                                                                     40,377,253
 NET ASSETS for 107,496,112 shares outstanding                                    $   1,211,653,320
 NET ASSETS CONSIST OF:
 Paid in capital                                                                  $   1,307,256,868
 Net unrealized appreciation of investments                                              28,729,877
 Accumulated net realized loss on investments                                          (124,361,670)
 Undistributed net investment income                                                         28,245
   Total Net Assets                                                               $   1,211,653,320
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,140,364,627 / 101,169,850 shares outstanding                                             $11.27
 INSTITUTIONAL SERVICE SHARES:
 $71,288,693 / 6,326,262 shares outstanding                                                  $11.27

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $648,773)                                         $44,503,779
 EXPENSES:
 Investment advisory fee                                                  $   2,430,188
 Administrative personnel and services fee                                      458,698
 Custodian fees                                                                  92,510
 Transfer and dividend disbursing agent fees and expenses                       179,234
 Directors'/Trustees' fees                                                       15,178
 Auditing fees                                                                   10,937
 Legal fees                                                                       2,739
 Portfolio accounting fees                                                       77,155
 Distribution services fee--Institutional Service Shares                         90,519
 Shareholder services fee--Institutional Shares                               1,428,348
 Shareholder services fee--Institutional Service Shares                          90,519
 Share registration costs                                                        17,007
 Printing and postage                                                            12,154
 Insurance premiums                                                               8,502
 Taxes                                                                           42,840
 Miscellaneous                                                                    8,207
   Total expenses                                                             4,964,735
 Waivers --
   Waiver of distribution services fee--Institutional $ (87,985) Service Shares
   Waiver of shareholder services fee--Institutional Shares (1,104,726) Waiver of shareholder services fee--Institutional (2,535) Service Shares
       Total waivers                                                         (1,195,246)
         Net expenses                                                                        3,769,489
             Net investment income                                                          40,734,290
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            3,058,505
 Net change in unrealized appreciation of investments                                       11,704,758
   Net realized and unrealized gain on investments                                          14,763,263
       Change in net assets resulting from operations                                      $55,497,553

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED
                                                                   (UNAUDITED)        YEAR ENDED
                                                                  JULY 31, 1997    JANUARY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $    40,734,290    $    91,654,297
 Net realized gain (loss) on investments ($3,058,505 and
 $2,951,050 net gains, respectively, as computed for federal
 tax purposes)                                                         3,058,505          2,951,050
 Net change in unrealized appreciation/depreciation of
 investments                                                          11,704,758       (31,535,440)
  Change in net assets resulting from operations                      55,497,553         63,069,907
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                              (38,357,044)       (84,428,204)
  Institutional Service Shares                                       (2,356,542)        (7,098,006)
  Change in net assets resulting from distributions to
  shareholders                                                      (40,713,586)       (91,526,210)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         93,675,364        214,663,961
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                             9,988,000         25,204,908
 Cost of shares redeemed                                           (180,384,483)      (414,329,714)
  Change in net assets resulting from share transactions            (76,721,119)      (174,460,845)
  Change in net assets                                              (61,937,152)      (202,917,148)
 NET ASSETS:
 Beginning of period                                               1,273,590,472      1,476,507,620
 End of period (including undistributed net investment
 income of $28,245 and $7,541, respectively)                     $ 1,211,653,320    $ 1,273,590,472

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                         ENDED
                                      (UNAUDITED)
                                         JULY 31,                     YEAR ENDED JANUARY 31,
                                          1997        1997        1996        1995       1994         1993
 NET ASSET VALUE, BEGINNING              $11.13      $11.34      $10.61      $11.64      $11.80       $11.64
 OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.37        0.74        0.78        0.82        0.85         0.93
  Net realized and
  unrealized gain (loss) on
  investments                              0.14       (0.21)        0.73      (1.03)      (0.16)        0.16
  Total from investment                    0.51        0.53        1.51       (0.21)       0.69         1.09
  operations
 LESS DISTRIBUTIONS
  Distributions from net                  (0.37)      (0.74)      (0.77)      (0.82)      (0.85)       (0.93)
  investment income
  Distributions in excess
  of net investment
  income(a)                                 --          --        (0.01)          --          --          --
  Total distributions                     (0.37)      (0.74)      (0.78)      (0.82)      (0.85)       (0.93)
 NET ASSET VALUE, END OF                 $11.27      $11.13      $11.34      $10.61      $11.64       $11.80
 PERIOD
 TOTAL RETURN(B)                           4.68%       4.97%      14.61%      (1.71%)      6.02%        9.78%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.61%*      0.60%       0.60%       0.56%       0.51%        0.51%
  Net investment income                    6.72%*      6.74%       7.02%       7.51%       7.22%        7.98%
  Expense                                  0.19%*      0.20%       0.20%        --          -- --
  waiver/reimbursement(c)
 SUPPLEMENTAL DATA
  Net assets, end of period          $1,140,365  $1,199,733  $1,352,894  $1,442,074  $1,910,500   $1,770,169
  (000 omitted)
  Portfolio turnover                        22%          63%         43%        136%        117%          33%

* Computed on an annualized basis.

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                       JULY 31,                      YEAR ENDED JANUARY
                                                                             31,
                                         1997      1997     1996      1995        1994     1993(A)
 NET ASSET VALUE, BEGINNING OF            $11.13    $11.34     $10.61     $11.64     $11.80    $11.71
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.36      0.74       0.78       0.79       0.82      0.61
  Net realized and unrealized gain
  (loss) on
  investments                               0.14     (0.23)      0.71      (1.03)     (0.16)     0.09
  Total from investment operations          0.50      0.51       1.49      (0.24)      0.66      0.70
 LESS DISTRIBUTIONS
  Distributions from net investment        (0.36)    (0.72)     (0.76)     (0.79)     (0.82)    (0.61)
  income
 NET ASSET VALUE, END OF PERIOD           $11.27    $11.13     $11.34     $10.61     $11.64    $11.80
 TOTAL RETURN(B)                            4.57%     4.76%     14.39%     (1.92%)     5.76%     5.62%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                  0.80%*    0.80%      0.80%      0.77%      0.76%    0.76%*
  Net investment income                     6.52%*    6.54%      6.82%      7.32%      6.97%    7.57%*
  Expense waiver/reimbursement(c)           0.25%*    0.25%      0.25%      0.14%         --       --
 SUPPLEMENTAL DATA
  Net assets, end of period (000         $71,289   $73,857   $123,614   $120,427   $137,235   $50,166
  omitted)
  Portfolio turnover                          22%       63%        43%       136%       117%       33%

* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GNMA TRUST
NOTES TO FINANCIAL STATEMENTS

JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Federated GNMA Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The Trust's objective is to achieve current income by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS-- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At January 31, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $127,420,177, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR      EXPIRATION AMOUNT
     1998                $14,893,518
     1999                $13,784,245
     2001                $ 5,182,436
     2003                $71,738,355
     2004                $21,821,623

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS-- The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                   SIX MONTHS
                                                    ENDED                       YEAR ENDED
                                                JULY 31, 1997                JANUARY 31, 1997
 INSTITUTIONAL SHARES                   SHARES          AMOUNT          SHARES           AMOUNT
 Shares sold                             8,025,438   $   89,127,745      18,461,312   $  204,235,676
 Shares issued to shareholders in
 payment of distributions declared         807,492        8,923,989       2,016,195       22,248,293
 Shares redeemed                       (15,457,509)    (171,317,139)    (31,975,172)    (353,373,236)
  Net change resulting from
  Institutional Share transactions      (6,624,579)  $ (73,265,405)     (11,497,665)  $ (126,889,267)
                                   SIX MONTHS
                                                   ENDED                        YEAR ENDED
                                               JULY 31, 1997                  JANUARY 31, 1997
 INSTITUTIONAL SERVICE SHARES          SHARES           AMOUNT         SHARES            AMOUNT
 Shares sold                              409,715    $   4,547,619          943,333    $      10,428,285
 Shares issued to shareholders in
 payment of distributions declared         96,291        1,064,011          267,944            2,956,615
 Shares redeemed                         (815,657)      (9,067,344)      (5,475,198)         (60,956,478)
  Net change resulting from
  Institutional Service Share
  transactions                           (309,651)   $  (3,455,714)      (4,263,921)   $     (47,571,578)
  Net change resulting from share
  transactions                         (6,934,230)   $ (76,721,119)     (15,761,586)   $    (174,460,845)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Management, the Trust's investment adviser, receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE-- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 1997, were as follows:

PURCHASES    $262,472,118
SALES        $336,191,944


TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts


OFFICERS
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED GNMA TRUST
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JULY 31, 1997

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Federated Investors
Federated Securities Corp., Distributor


Cusip 314184102
Cusip 314184201
8083002 (9/97)

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